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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 1

                              FORM 13F/A COVER PAGE


                 Report for the Quarter Ended December 31, 2000.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     July 2, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           33

Form 13F Information Table Value Total:           $124,141


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE

                        TITLE                                                                                   VOTING AUTHORITY
                         OF                     VALUE       SHARES/     SH/    PUT/   INVSTMT    OTHER       ----------------------
NAME OF ISSUER          CLASS     CUSIP       (X$1,000)     PRN AMT     PRN    CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------          ------    -----       ---------    --------    ----    ----   -------   --------     -----   ------    ----
AT & T CDA INC           DEPS     00207Q202      6,144       210,500    SH              SOLE                          210,500
                         RCPT CL
                         B
ACNIELSEN CORP           COM      004833109     28,116        775,600   SH              SOLE                          775,600
AMERITRADE HLDG CORP     CL A     03072H109      5,460        780,000   SH              SOLE                          780,000
COVAD COMMUNICATIONS     COM      222814204      5,452      3,291,700   SH              SOLE                        3,291,700
 GROUP INC
DANA CORP                COM      235811106      1,531        100,000   SH     PUT      SOLE                          100,000
DIGITAL IS INC DEL       COM      25385N101      4,875      1,200,000   SH              SOLE                        1,200,000
DIGITAL IS INC DEL       SUB NT   25385NAA9      5,627     25,347,000   SH              SOLE                       25,347,000
                         CV 6%05
EFFICIENT NETWORKS INC   SB NT    282056AB6      4,324      8,500,000   SH              SOLE                        8,500,000
                         CV 5%05
FEDERAL MOGUL CORP       COM      313549107        463        200,000   SH              SOLE                          200,000
GLOBAL TELESYSTEMS INC   COM      37936U104      1,533      1,886,400   SH              SOLE                        1,886,400
GLOBALSTAR               COM      G3930H104        356        393,229   SH              SOLE                          393,229
 TELECOMMUNICTNS LTD
GLOBALSTAR               COM      G3930H104      2,204      2,432,500   SH     PUT      SOLE                        2,432,500
 TELECOMMUNICTNS LTD
HOME DEPOT INC           COM      437076102      1,828         40,000   SH     PUT      SOLE                           40,000
ICG COMMUNICATIONS INC   COM      449246107         39        300,000   SH              SOLE                          300,000
IBASIS INC               COM      450732102      5,363      1,300,000   SH              SOLE                        1,300,000
IBASIS INC               SB NT    450732AA0     13,560     33,900,000   SH              SOLE                       33,900,000
                         CV 5.75
                         %05
INTERMEDIA               COM      458801107        735        102,300   SH     CALL     SOLE                          102,300
 COMMUNICATIONS INC
INTERNET CAPITAL GROUP   COM      46059C106      2,075        632,500   SH              SOLE                          632,500
MAIL COM INC             CL A     560311102        118        164,000   SH              SOLE                          164,000
MOTIENT CORP             COM      619908106      4,145      1,036,300   SH              SOLE                        1,036,300
MPOWER COMMUNICATIONS    COM      62473J106      6,893      1,345,000   SH              SOLE                        1,345,000
 CORP
MPOWER COMMUNICATIONS    CON      62473J205      2,854        380,500   SH              SOLE                         380,500
 CORP                    PFD
NASDAQ 100 TR            UNIT     631100104        876         15,000   SH              SOLE                           15,000
                         SER 1
NETRATINGS INC           COM      64116M108        720         49,000   SH              SOLE                           49,000
PSINET INC               COM      74437C101        873      1,215,000   SH              SOLE                        1,215,000
RHYTHMS NETCONNECTIONS   COM      762430205      3,624      3,221,000   SH              SOLE                        3,221,000
 INC
TERAYON COMMUNICATION    COM      880775101      2,945        725,000   SH              SOLE                          725,000
 SYS
VENTRO CORP              SUB NT   922815AA3      3,345     22,300,000   SH              SOLE                       22,300,000
                         CONV
                         6%07
VENTRO CORP              COM      922815105         20         20,000   SH              SOLE                           20,000
VIATEL INC               COM      925529208        580        156,100   SH              SOLE                          156,100
VIATEL INC               COM      925529208      1,432        385,000   SH     PUT      SOLE                          385,000
WORLDCOM INC GA NEW      COM      98157D106      1,406        100,000   SH     CALL     SOLE                          100,000
XEROX                    COM      984121103      4,625      1,000,000   SH              SOLE                        1,000,000